Retirement benefits - Summary of Principal Financial Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
United Kingdom [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Pension increases	3.20%	3.10%	3.20%
Inflation rate	3.20%	3.10%	3.20%
Discount rate	5.60%	4.80%	5.00%
United States [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Discount rate	5.30%	4.70%	4.90%
Ultimate rate that the cost trend rate trends to	4.50%	4.50%	4.50%
United States [member] | Pre 65 [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Healthcare cost trend rate	8.60%	7.80%	6.90%
United States [member] | Post 65 [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Healthcare cost trend rate	9.70%	8.60%	7.30%
US post-retirement plan [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Discount rate	5.30%	4.70%	4.90%